Financial Instruments Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets Subject to Fixed or Variable Interest Rates

Financial assets subject to fixed or variable interest rates are as follows:

	2025	2024
	(in thousands)
	Carrying amount	Carrying amount
	£	£
Financial assets at short-term fixed rates
Cash and cash equivalents	5,870	—
Financial assets at variable rates
Cash and cash equivalents	15,395	2,790
Non-interest bearing cash balances
Cash and cash equivalents	2,986	3,959

Summary of Financial Assets and Liabilities in Foreign Currencies, Primarily Held in U.S Dollars

Financial assets and liabilities in foreign currencies, primarily held in U.S. dollars, are as follows:

	2025	2024
	(in thousands)
	Carrying amount	Carrying amount
	£	£
Financial assets
Prepayments, accrued income and other receivables	531	642
Current income tax receivable	2	3
Cash and cash equivalents	20,891	4,769

Financial liabilities
Trade payables	38	1,763
Accrued expenditure	1,627	4,066